CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (937)	$ (559)	$ (1,783)
Pension and postretirement benefit plan adjustments:
Net actuarial gain (loss) arising during the year	24	(15)	(8)
Amortization of prior service credit	(4)	(4)	(4)
Amortization or settlement recognition of net loss	10	1	2
Income tax benefit (expense)	1	2	(2)
Foreign currency impact	(3)	0	(2)
Net pension and postretirement benefit plan adjustments	28	(16)	(14)
Foreign currency translation adjustment	(158)	(29)	64
Other comprehensive (loss) income	(130)	(45)	50
Comprehensive loss	(1,067)	(604)	(1,733)
Comprehensive income attributable to noncontrolling interest	(12)	(3)	(4)
Comprehensive loss attributable to Bausch Health Companies Inc.	$ (1,079)	$ (607)	$ (1,737)